Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 86,949	¥ 7,146,365	¥ 7,017,171	$ 11,429	¥ 939,345	¥ 1,111,453	$ 11,238	¥ 923,642	¥ 897,971	$ 6,513	¥ 535,296	¥ 494,700	$ 6,992	¥ 574,671	¥ 593,516
31-60 days past due	782	64,314	72,082	70	5,766	5,968	0	3	2,260			404	1	70	44
61-90 days past due	169	13,851	15,466	32	2,645	1,283			355			34			0
Over 90 days past due	295	24,263	23,734	94	7,674	4,484	1	53	74	1	98	621	1	121	578
Total	$ 88,195	¥ 7,248,793	¥ 7,128,453	$ 11,625	¥ 955,430	¥ 1,123,188	$ 11,239	¥ 923,698	¥ 900,660	$ 6,514	¥ 535,394	¥ 495,759	$ 6,994	¥ 574,862	¥ 594,138